Note D - Loans and Allowance for Loan Losses - Recorded Investment of Residential and Consumer Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans receivable	$ 734,901	$ 585,752
Consumer Portfolio Segment [Member]
Loans receivable	134,283	110,629
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	59,772	44,566
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	20,861	20,841
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	53,650	45,222
Residential Portfolio Segment [Member]
Loans receivable	286,022	223,875
Consumer and Residential Portfolio Segment [Member]
Loans receivable	420,305	334,504
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	59,646	44,521
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	20,827	20,745
Performing Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	53,598	45,218
Performing Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	282,445	221,807
Performing Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	416,516	332,291
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans receivable	126	45
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans receivable	34	96
Nonperforming Financial Instruments [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans receivable	52	4
Nonperforming Financial Instruments [Member] | Residential Portfolio Segment [Member]
Loans receivable	3,577	2,068
Nonperforming Financial Instruments [Member] | Consumer and Residential Portfolio Segment [Member]
Loans receivable	$ 3,789	$ 2,213